Shareholder Report, Holdings (Details)_10	Jun. 30, 2024
Investor Shares | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Investor Shares | Brown Advisory Mortgage Securities Fund - Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Investor Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Investor Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Investor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Investor Shares | CNH Equipment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Investor Shares | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Shares | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Investor Shares | Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Investor Shares | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Investor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Investor Shares | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Investor Shares | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Investor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Investor Shares | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Investor Shares | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advisor Shares | United States Treasury Note [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Advisor Shares | Brown Advisory Mortgage Securities Fund - Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Advisor Shares | Federal National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Advisor Shares | Federal Home Loan Mortgage Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Advisor Shares | First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Advisor Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Advisor Shares | CNH Equipment Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Advisor Shares | Regeneron Pharmaceuticals, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Shares | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Shares | US Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Advisor Shares | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Advisor Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Advisor Shares | Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Advisor Shares | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Advisor Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Advisor Shares | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Advisor Shares | Agency Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Advisor Shares | Non-Agency Residential Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Advisor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%